United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23239

AMERICAN BEACON INSTITUTIONAL FUNDS TRUST

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2025

Date of reporting period: January 31, 2025

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.43%
Communication Services - 2.28%
Diversified Telecommunication Services - 0.30%
Verizon Communications, Inc.	41,600	$1,638,624

Entertainment - 0.69%
Electronic Arts, Inc.	7,026	863,566
Spotify Technology SAA	4,340	2,380,707
Warner Bros Discovery, Inc.A	59,700	623,268

		3,867,541

Interactive Media & Services - 0.53%
Alphabet, Inc., Class A	14,572	2,972,979

Media - 0.76%
Comcast Corp., Class A	100,545	3,384,345
Omnicom Group, Inc.	4,800	416,592
Paramount Global, Class B	37,800	411,264

		4,212,201

Total Communication Services		12,691,345

Consumer Discretionary - 2.72%
Automobile Components - 0.07%
BorgWarner, Inc.	12,700	405,130

Automobiles - 0.35%
General Motors Co.	39,100	1,933,886

Hotels, Restaurants & Leisure - 1.34%
Booking Holdings, Inc.	90	426,380
Carnival Corp.A	139,165	3,850,696
Las Vegas Sands Corp.	45,131	2,068,354
Wynn Resorts Ltd.	13,279	1,153,281

		7,498,711

Household Durables - 0.55%
Lennar Corp., Class A	22,705	2,979,804
Lennar Corp., Class BB	666	83,776

		3,063,580

Specialty Retail - 0.41%
Lithia Motors, Inc.	1,200	451,320
Lowe’s Cos., Inc.	7,000	1,820,280

		2,271,600

Total Consumer Discretionary		15,172,907

Consumer Staples - 2.06%
Beverages - 0.93%
Coca-Cola Co.	26,500	1,682,220
Constellation Brands, Inc., Class A	5,700	1,030,560
Keurig Dr. Pepper, Inc.	76,801	2,465,312

		5,178,092

Food Products - 0.39%
Conagra Brands, Inc.	20,300	525,567
Kraft Heinz Co.	56,100	1,674,024

		2,199,591

Household Products - 0.29%
Procter & Gamble Co.	9,900	1,643,301

Tobacco - 0.45%
Philip Morris International, Inc.	19,079	2,484,086

Total Consumer Staples		11,505,070

Energy - 3.19%
Energy Equipment & Services - 0.81%
Baker Hughes Co.	22,700	1,048,286
Halliburton Co.	47,924	1,246,983

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.43% (continued)
Energy - 3.19% (continued)
Energy Equipment & Services - 0.81% (continued)
NOV, Inc.	99,300	$1,434,885
Schlumberger NV	19,500	785,460

		4,515,614

Oil, Gas & Consumable Fuels - 2.38%
APA Corp.	106,800	2,342,124
ConocoPhillips	6,753	667,399
Coterra Energy, Inc.	62,900	1,743,588
Exxon Mobil Corp.	18,492	1,975,500
Hess Corp.	9,727	1,352,345
Murphy Oil Corp.	11,000	292,930
Ovintiv, Inc.	26,700	1,127,274
Permian Resources Corp.	70,911	1,038,846
Phillips 66	8,716	1,027,355
Shell PLC, ADR	25,400	1,672,590

		13,239,951

Total Energy		17,755,565

Financials - 9.23%
Banks - 3.95%
Bank of America Corp.	72,957	3,377,909
Citigroup, Inc.	39,800	3,240,914
Citizens Financial Group, Inc.	27,600	1,312,932
Commerce Bancshares, Inc.	15,540	1,038,072
Cullen/Frost Bankers, Inc.	10,600	1,477,640
First Citizens BancShares, Inc., Class A	192	423,301
PNC Financial Services Group, Inc.	9,100	1,828,645
Truist Financial Corp.	13,300	633,346
U.S. Bancorp	87,376	4,174,825
Wells Fargo & Co.	46,929	3,698,005
Western Alliance Bancorp	9,151	804,098

		22,009,687

Capital Markets - 1.51%
Ameriprise Financial, Inc.	5,800	3,151,488
Bank of New York Mellon Corp.	12,600	1,082,718
Blackstone, Inc.	11,400	2,019,054
Goldman Sachs Group, Inc.	800	512,320
State Street Corp.	16,200	1,646,244

		8,411,824

Consumer Finance - 0.89%
American Express Co.	5,248	1,665,978
Capital One Financial Corp.	16,200	3,300,102

		4,966,080

Financial Services - 0.86%
Corebridge Financial, Inc.	25,800	871,008
Fidelity National Information Services, Inc.	47,997	3,910,316

		4,781,324

Insurance - 2.02%
American International Group, Inc.	66,028	4,863,622
Aon PLC, Class A	5,236	1,941,613
Arch Capital Group Ltd.	15,640	1,455,615
Everest Group Ltd.	2,229	774,600
Hartford Financial Services Group, Inc.	9,000	1,003,950
Willis Towers Watson PLC	3,773	1,243,449

		11,282,849

Total Financials		51,451,764

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.43% (continued)
Health Care - 6.28%
Biotechnology - 0.34%
Amgen, Inc.	6,700	$1,912,314

Health Care Equipment & Supplies - 1.74%
Alcon AG	18,700	1,703,383
GE HealthCare Technologies, Inc.	17,683	1,561,409
Medtronic PLC	47,349	4,300,236
Solventum Corp.A	5,700	422,142
STERIS PLC	5,230	1,154,000
Zimmer Biomet Holdings, Inc.	5,050	552,874

		9,694,044

Health Care Providers & Services - 2.03%
Centene Corp.A	14,200	909,226
Cigna Group	2,540	747,293
CVS Health Corp.	32,700	1,846,896
Elevance Health, Inc.	8,915	3,527,666
HCA Healthcare, Inc.	2,600	857,766
Humana, Inc.	3,700	1,084,951
Labcorp Holdings, Inc.	1,800	449,640
UnitedHealth Group, Inc.	3,496	1,896,545

		11,319,983

Life Sciences Tools & Services - 0.99%
Avantor, Inc.A	88,346	1,968,349
Danaher Corp.	7,000	1,559,180
ICON PLCA	10,044	1,999,559

		5,527,088

Pharmaceuticals - 1.18%
GSK PLC, ADRB	12,100	426,767
Merck & Co., Inc.	30,098	2,974,284
Roche Holding AG	3,615	1,135,207
Sanofi SA, ADR	37,152	2,018,840

		6,555,098

Total Health Care		35,008,527

Industrials - 5.50%
Aerospace & Defense - 0.73%
Boeing Co.A	4,940	872,009
General Dynamics Corp.	7,800	2,004,444
RTX Corp.	9,100	1,173,445

		4,049,898

Air Freight & Logistics - 0.29%
FedEx Corp.	6,110	1,618,356

Building Products - 0.34%
Johnson Controls International PLC	24,558	1,915,524

Commercial Services & Supplies - 0.16%
Waste Connections, Inc.	4,900	900,473

Construction & Engineering - 0.18%
AECOM	6,770	713,829
Fluor Corp.A	6,000	289,260

		1,003,089

Electrical Equipment - 0.21%
Schneider Electric SE	4,670	1,188,637

Ground Transportation - 0.32%
JB Hunt Transport Services, Inc.	6,620	1,133,476
Norfolk Southern Corp.	2,600	663,780

		1,797,256

Industrial Conglomerates - 0.31%
Honeywell International, Inc.	7,650	1,711,458

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.43% (continued)
Industrials - 5.50% (continued)
Machinery - 2.18%
CNH Industrial NV	71,100	$915,768
Cummins, Inc.	3,900	1,389,375
Deere & Co.	1,000	476,560
Fortive Corp.	10,619	863,643
Oshkosh Corp.	11,500	1,338,600
PACCAR, Inc.	7,450	826,056
Parker-Hannifin Corp.	5,752	4,066,952
Timken Co.	5,300	425,431
Xylem, Inc.	15,000	1,860,600

		12,162,985

Professional Services - 0.60%
Experian PLC	40,666	2,020,400
Jacobs Solutions, Inc.	9,540	1,336,840

		3,357,240

Trading Companies & Distributors - 0.18%
Ferguson Enterprises, Inc.	5,370	969,442

Total Industrials		30,674,358

Information Technology - 5.19%
Communications Equipment - 0.70%
F5, Inc.A	13,100	3,894,106

Electronic Equipment, Instruments & Components - 0.31%
Teledyne Technologies, Inc.A	3,360	1,718,069

IT Services - 0.23%
Cognizant Technology Solutions Corp., Class A	15,892	1,312,838

Semiconductors & Semiconductor Equipment - 1.48%
Entegris, Inc.	7,673	779,116
Microchip Technology, Inc.	46,965	2,550,200
Micron Technology, Inc.	5,950	542,878
QUALCOMM, Inc.	25,314	4,377,550

		8,249,744

Software - 2.47%
Adobe, Inc.A	4,700	2,056,015
ANSYS, Inc.A	5,900	2,067,950
Atlassian Corp., Class AA	4,140	1,270,069
Microsoft Corp.	7,000	2,905,420
Monday.com Ltd.A	4,510	1,152,125
Oracle Corp.	9,566	1,626,794
Workday, Inc., Class AA	10,300	2,699,218

		13,777,591

Total Information Technology		28,952,348

Materials - 3.32%
Chemicals - 2.42%
Air Products & Chemicals, Inc.	9,245	3,099,479
Axalta Coating Systems Ltd.A	50,947	1,831,035
Corteva, Inc.	41,900	2,734,813
Ecolab, Inc.	8,100	2,026,539
Linde PLC	2,390	1,066,227
Olin Corp.	27,200	796,688
RPM International, Inc.	15,500	1,962,300

		13,517,081

Construction Materials - 0.90%
CRH PLC	27,564	2,729,663

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.43% (continued)
Materials - 3.32% (continued)
Construction Materials - 0.90% (continued)
Martin Marietta Materials, Inc.	4,200	$2,285,304

		5,014,967

Total Materials		18,532,048

Real Estate - 0.93%
Industrial REITs - 0.16%
Prologis, Inc.	7,368	878,634

Residential REITs - 0.22%
Equity LifeStyle Properties, Inc.	19,200	1,256,640

Specialized REITs - 0.55%
Millrose Properties, Inc., Class AA C D	8,603	95,149
Public Storage	4,444	1,326,445
VICI Properties, Inc.	55,026	1,638,124

		3,059,718

Total Real Estate		5,194,992

Utilities - 2.73%
Electric Utilities - 1.76%
Entergy Corp.	37,438	3,035,473
Pinnacle West Capital Corp.	19,566	1,701,459
PPL Corp.	45,000	1,512,000
Xcel Energy, Inc.	52,889	3,554,141

		9,803,073

Gas Utilities - 0.37%
Atmos Energy Corp.	14,700	2,094,897

Multi-Utilities - 0.31%
Dominion Energy, Inc.	30,700	1,706,613

Water Utilities - 0.29%
American Water Works Co., Inc.	13,000	1,620,320

Total Utilities		15,224,903

Total Common Stocks (Cost $172,522,422)		242,163,827

	Principal Amount
CORPORATE OBLIGATIONS - 3.95%
Basic Materials - 0.03%
Chemicals - 0.03%
EIDP, Inc., 1.700%, Due 7/15/2025	$180,000	177,635

Communications - 0.57%
Media - 0.41%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.200%, Due 3/15/2028	130,000	125,980
6.100%, Due 6/1/2029	330,000	337,182
6.550%, Due 6/1/2034	180,000	183,786
Cox Communications, Inc.,
5.450%, Due 9/1/2034E	330,000	317,227
5.950%, Due 9/1/2054E	1,420,000	1,301,537

		2,265,712

Telecommunications - 0.16%
AT&T, Inc.,
3.800%, Due 12/1/2057	235,000	162,978
3.650%, Due 9/15/2059	1,135,000	755,708

		918,686

Total Communications		3,184,398

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 3.95% (continued)
Consumer, Cyclical - 0.18%
Airlines - 0.02%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, 2019-1, AA	$94,482	$86,493

Auto Manufacturers - 0.16%
Ford Motor Credit Co. LLC,
6.798%, Due 11/7/2028	700,000	725,969
5.303%, Due 9/6/2029	200,000	196,189

		922,158

Total Consumer, Cyclical		1,008,651

Consumer, Non-Cyclical - 0.02%
Commercial Services - 0.02%
Moody’s Corp., 2.550%, Due 8/18/2060	180,000	90,340

Energy - 0.34%
Oil & Gas - 0.24%
BP Capital Markets America, Inc., 3.379%, Due 2/8/2061	200,000	127,146
BP Capital Markets PLC, 6.450%, Due 12/1/2033, (5 yr. CMT + 2.153%)F G	575,000	587,209
Devon Energy Corp., 7.875%, Due 9/30/2031	160,000	180,596
Occidental Petroleum Corp.,
5.200%, Due 8/1/2029	180,000	179,079
6.625%, Due 9/1/2030	260,000	272,680

		1,346,710

Pipelines - 0.10%
Enterprise Products Operating LLC, 4.950%, Due 2/15/2035	170,000	164,819
Kinder Morgan Energy Partners LP, 5.400%, Due 9/1/2044	85,000	77,353
ONEOK Partners LP, 6.850%, Due 10/15/2037	125,000	134,200
Sempra Infrastructure Partners LP, 3.250%, Due 1/15/2032E	205,000	171,046

		547,418

Total Energy		1,894,128

Financial - 0.95%
Banks - 0.56%
Bank of America Corp., 2.482%, Due 9/21/2036, (5 yr. CMT + 1.200%)F	1,425,000	1,170,695
Citizens Financial Group, Inc., 5.841%, Due 1/23/2030, (1 day USD SOFR + 2.010%)F	240,000	243,991
JPMorgan Chase & Co., 6.500%, Due 4/1/2030, OO, (5 yr. CMT + 2.152%)F G	535,000	541,477
Morgan Stanley, 2.484%, Due 9/16/2036, (1 day USD SOFR + 1.360%)F	1,410,000	1,156,706

		3,112,869

Insurance - 0.13%
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	145,000	88,511
Markel Group, Inc.,
5.000%, Due 5/20/2049	380,000	329,647
3.450%, Due 5/7/2052	450,000	298,425

		716,583

Investment Companies - 0.24%
ARES Capital Corp.,
7.000%, Due 1/15/2027	100,000	103,405
2.875%, Due 6/15/2028	270,000	249,573
Blue Owl Capital Corp., 2.875%, Due 6/11/2028	310,000	283,395
Golub Capital BDC, Inc., 2.500%, Due 8/24/2026	745,000	713,311

		1,349,684

REITS - 0.02%
Alexandria Real Estate Equities, Inc., 3.550%, Due 3/15/2052	145,000	98,933

Total Financial		5,278,069

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 3.95% (continued)
Industrial - 0.08%
Aerospace/Defense - 0.08%
Boeing Co.,
3.200%, Due 3/1/2029	$285,000	$263,536
5.150%, Due 5/1/2030	200,000	198,473

		462,009

Technology - 0.01%
Computers - 0.01%
Dell International LLC/EMC Corp., 3.450%, Due 12/15/2051	71,000	47,599

Utilities - 1.77%
Electric - 1.77%
Appalachian Power Co., 4.500%, Due 3/1/2049, Y	795,000	636,925
Arizona Public Service Co., 2.650%, Due 9/15/2050	105,000	60,785
Consumers Energy Co., 2.500%, Due 5/1/2060	91,000	49,185
Dominion Energy, Inc., 6.625%, Due 5/15/2055, (5 yr. CMT + 2.207%)F	740,000	747,435
DTE Energy Co., 1.050%, Due 6/1/2025, F	275,000	271,650
Duke Energy Carolinas LLC,
5.250%, Due 3/15/2035	235,000	233,105
6.000%, Due 1/15/2038	145,000	150,922
6.050%, Due 4/15/2038	405,000	425,451
3.200%, Due 8/15/2049	175,000	116,602
Duke Energy Corp., 5.800%, Due 6/15/2054	400,000	387,331
Duke Energy Progress LLC,
4.150%, Due 12/1/2044	255,000	206,873
4.200%, Due 8/15/2045	125,000	101,109
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, A-2	715,000	580,470
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	115,000	76,656
Entergy Corp.,
2.800%, Due 6/15/2030	115,000	102,534
7.125%, Due 12/1/2054, (5 yr. CMT + 2.670%)F	200,000	203,919
Entergy Louisiana LLC,
4.000%, Due 3/15/2033	137,000	125,604
5.350%, Due 3/15/2034	440,000	439,349
Florida Power & Light Co., 3.950%, Due 3/1/2048	120,000	93,575
Kentucky Utilities Co., 3.300%, Due 6/1/2050	185,000	122,976
National Rural Utilities Cooperative Finance Corp., 5.450%, Due 10/30/2025	220,000	221,448
Pacific Gas & Electric Co., 5.550%, Due 5/15/2029	145,000	144,464
PacifiCorp,
4.150%, Due 2/15/2050	485,000	369,452
5.350%, Due 12/1/2053	585,000	527,755
5.500%, Due 5/15/2054	595,000	549,643
Public Service Enterprise Group, Inc., 5.450%, Due 4/1/2034	515,000	511,794
Sempra,
3.300%, Due 4/1/2025	335,000	334,167
6.400%, Due 10/1/2054, (5 yr. CMT + 2.632%)F	565,000	545,369
6.875%, Due 10/1/2054, (5 yr. CMT + 2.789%)F	425,000	424,547
6.550%, Due 4/1/2055, (5 yr. CMT + 2.138%)F	195,000	189,856
6.625%, Due 4/1/2055, (5 yr. CMT + 2.354%)F	345,000	340,575
System Energy Resources, Inc., 5.300%, Due 12/15/2034	205,000	200,188
Vistra Operations Co. LLC, 5.125%, Due 5/13/2025E	385,000	385,053

		9,876,767

Total Utilities		9,876,767

Total Corporate Obligations (Cost $22,980,272)		22,019,596

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 1.94%
Communications - 0.07%
Telecommunications - 0.07%
Rogers Communications, Inc., 4.300%, Due 2/15/2048	$520,000	$401,924

Consumer, Non-Cyclical - 0.57%
Agriculture - 0.26%
BAT Capital Corp.,
3.462%, Due 9/6/2029	130,000	121,511
6.000%, Due 2/20/2034	130,000	133,512
4.540%, Due 8/15/2047	960,000	765,494
Reynolds American, Inc., 5.700%, Due 8/15/2035	455,000	455,398

		1,475,915

Pharmaceuticals - 0.31%
Bayer U.S. Finance II LLC, 4.250%, Due 12/15/2025E	290,000	288,251
Bayer U.S. Finance LLC,
6.125%, Due 11/21/2026E	400,000	407,256
6.875%, Due 11/21/2053E	995,000	1,013,498

		1,709,005

Total Consumer, Non-Cyclical		3,184,920

Energy - 0.30%
Pipelines - 0.30%
Enbridge, Inc.,
7.200%, Due 6/27/2054, (5 yr. CMT + 2.970%)F	465,000	476,289
7.375%, Due 3/15/2055, (5 yr. CMT + 3.122%)F	1,160,000	1,202,029

		1,678,318

Financial - 0.81%
Banks - 0.71%
Barclays PLC,
5.674%, Due 3/12/2028, (1 day USD SOFR + 1.490%)F	320,000	324,591
5.690%, Due 3/12/2030, (1 day USD SOFR + 1.740%)F	200,000	202,926
BPCE SA, 6.508%, Due 1/18/2035, (1 day USD SOFR + 2.791%)E F	1,170,000	1,181,706
Mitsubishi UFJ Financial Group, Inc., 2.193%, Due 2/25/2025	180,000	179,739
Societe Generale SA, 6.221%, Due 6/15/2033, (1 yr. CMT + 3.200%)E F	200,000	201,691
Toronto-Dominion Bank, 4.568%, Due 12/17/2026	1,870,000	1,864,725

		3,955,378

Insurance - 0.10%
Fairfax Financial Holdings Ltd., 6.350%, Due 3/22/2054	550,000	562,168

Total Financial		4,517,546

Utilities - 0.19%
Electric - 0.19%
Electricite de France SA,
4.750%, Due 10/13/2035E	320,000	294,054
6.000%, Due 4/22/2064E	570,000	525,997
National Grid PLC, 5.809%, Due 6/12/2033	215,000	218,801

		1,038,852

Total Utilities		1,038,852

Total Foreign Corporate Obligations (Cost $10,767,229)		10,821,560

FOREIGN SOVEREIGN OBLIGATIONS - 0.46%
Israel Government International Bonds,
5.375%, Due 3/12/2029	205,000	205,383
5.500%, Due 3/12/2034	780,000	769,542

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Principal Amount	Fair Value
FOREIGN SOVEREIGN OBLIGATIONS - 0.46% (continued)
Mexico Government International Bonds,
4.280%, Due 8/14/2041	$990,000	$731,501
3.771%, Due 5/24/2061	1,440,000	824,783

Total Foreign Sovereign Obligations (Cost $2,672,155)		2,531,209

ASSET-BACKED OBLIGATIONS - 1.03%
Ally Auto Receivables Trust, 3.310%, Due 11/15/2026, 2022-1 A3	94,772	94,420
AmeriCredit Automobile Receivables Trust,
5.840%, Due 10/19/2026, 2023-1 A2A	28,019	28,041
4.380%, Due 4/18/2028, 2022-2 A3	112,678	112,625
BMW Vehicle Owner Trust, 3.210%, Due 8/25/2026, 2022-A A3	48,089	47,896
CarMax Auto Owner Trust, 5.500%, Due 1/16/2029, 2024-2 A3	395,000	401,174
CNH Equipment Trust, 5.420%, Due 10/15/2027, 2024-B A2A	177,170	177,910
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021-2 AE	300,000	283,935
GM Financial Automobile Leasing Trust, 5.090%, Due 3/22/2027, 2024-1 A3	130,000	130,733
GM Financial Consumer Automobile Receivables Trust, 4.620%, Due 12/17/2029, 2025-1 A3	380,000	380,542
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021-1 AE	245,000	231,977
Honda Auto Receivables Owner Trust,
1.880%, Due 5/15/2026, 2022-1 A3	87,730	87,078
4.930%, Due 11/15/2027, 2023-2 A3	315,000	316,314
John Deere Owner Trust,
2.320%, Due 9/15/2026, 2022-A A3	63,854	63,370
3.740%, Due 2/16/2027, 2022-B A3	168,210	167,449
5.420%, Due 5/17/2027, 2024-B A2A	720,000	723,842
Mercedes-Benz Auto Lease Trust, 5.440%, Due 2/16/2027, 2024-A A2A	272,316	273,443
New Economy Assets - Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021-1 A1E	345,000	318,906
Porsche Financial Auto Securitization Trust, 4.440%, Due 1/22/2030, 2024-1A A3E	700,000	698,018
Porsche Innovative Lease Owner Trust, 4.670%, Due 11/22/2027, 2024-1A A3E	280,000	280,351
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IIE	275,100	244,278
Toyota Auto Loan Extended Note Trust,
1.350%, Due 5/25/2033, 2020-1A AE	285,000	282,202
4.930%, Due 6/25/2036, 2023-1A AE	100,000	100,740
Toyota Auto Receivables Owner Trust, 1.230%, Due 6/15/2026, 2022-A A3	48,754	48,447
Volkswagen Auto Loan Enhanced Trust, 1.020%, Due 6/22/2026, 2021-1 A3	24,695	24,597
Wendy’s Funding LLC, 2.370%, Due 6/15/2051, 2021-1A A2IE	270,072	241,621

Total Asset-Backed Obligations (Cost $5,860,207)		5,759,909

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.21%
BX Commercial Mortgage Trust, 5.121%, Due 9/15/2036, 2021-VOLT A, (1 mo. USD Term SOFR + 0.814%)E F	385,000	383,075
NRTH Mortgage Trust, 5.948%, Due 3/15/2039, 2024-PARK A, (1 mo. USD Term SOFR + 1.641%)E F	785,000	787,697

Total Commercial Mortgage-Backed Obligations (Cost $1,168,154)		1,170,772

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 14.25%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	26,709	26,195
3.000%, Due 11/1/2032	58,506	55,798
2.500%, Due 6/1/2035	132,063	121,291
2.000%, Due 3/1/2036	453,290	404,291
2.500%, Due 9/1/2041	425,005	363,308
2.500%, Due 11/1/2041	231,815	198,162
3.500%, Due 5/1/2042	355,762	324,428
4.000%, Due 6/1/2042	675,522	632,758
3.000%, Due 4/1/2047	280,414	238,879
3.500%, Due 1/1/2048	151,388	136,122
4.000%, Due 4/1/2048	119,822	111,063
3.000%, Due 8/1/2048	204,156	177,591
2.500%, Due 7/1/2050	269,561	222,271
2.500%, Due 11/1/2051	387,549	320,210
2.000%, Due 2/1/2052	692,473	544,291
2.000%, Due 3/1/2052	827,634	645,893
2.500%, Due 5/1/2052	547,537	451,931

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 14.25% (continued)
Federal Home Loan Mortgage Corp., (continued)
5.000%, Due 6/1/2052	$130,543	$126,422
6.000%, Due 3/1/2053	720,017	735,802
4.500%, Due 5/1/2053	741,886	698,685
5.000%, Due 8/1/2053	800,638	773,998
6.000%, Due 8/1/2053	754,194	763,640
5.500%, Due 9/1/2053	788,095	787,390
6.000%, Due 12/1/2053	202,544	205,189
5.500%, Due 2/1/2054	1,226,099	1,215,257
5.500%, Due 4/1/2054	1,140,829	1,128,642
6.000%, Due 4/1/2054	547,385	557,898
6.000%, Due 8/1/2054	899,462	910,905
5.000%, Due 9/1/2054	813,046	788,375
5.500%, Due 10/1/2054	903,294	896,077

		14,562,762

Federal National Mortgage Association,
3.500%, Due 1/1/2028	11,819	11,642
4.500%, Due 4/1/2034	49,719	48,967
3.000%, Due 10/1/2034	111,661	105,398
2.000%, Due 11/1/2035	298,512	267,832
2.000%, Due 12/1/2035	143,846	128,837
2.000%, Due 1/1/2036	230,314	206,274
2.500%, Due 4/1/2036	248,634	227,123
3.500%, Due 6/1/2037	79,419	75,007
5.500%, Due 6/1/2038	9,132	9,173
5.000%, Due 5/1/2040	51,309	50,999
5.000%, Due 6/1/2040	35,364	35,150
2.500%, Due 11/1/2041	275,995	235,972
5.000%, Due 3/1/2042	23,659	23,516
3.500%, Due 7/1/2043	51,974	47,215
4.000%, Due 7/1/2045	97,952	90,915
3.500%, Due 8/1/2045	26,115	23,635
3.500%, Due 5/1/2046	64,909	58,471
3.000%, Due 6/1/2046	191,935	166,889
4.000%, Due 7/1/2046	81,587	75,862
3.000%, Due 10/1/2046	149,576	129,752
3.000%, Due 11/1/2046	204,521	178,891
3.500%, Due 11/1/2046	269,955	244,408
3.000%, Due 12/1/2046	125,789	109,391
3.500%, Due 3/1/2047	30,532	27,474
4.500%, Due 7/1/2047	14,447	13,817
4.500%, Due 8/1/2047	54,742	52,412
3.500%, Due 9/1/2047	76,152	68,543
4.500%, Due 7/1/2048	97,233	93,126
4.500%, Due 3/1/2049	115,317	110,017
4.500%, Due 10/1/2049	96,210	91,638
4.000%, Due 11/1/2049	231,575	214,070
2.500%, Due 6/1/2050	238,127	196,785
2.500%, Due 8/1/2050	639,271	528,095
3.000%, Due 8/1/2050	221,548	190,800
2.500%, Due 9/1/2050	234,783	193,592
2.500%, Due 10/1/2050	98,331	81,104
3.000%, Due 10/1/2050	395,017	340,380
3.000%, Due 11/1/2050	642,170	551,254
2.500%, Due 2/1/2051	756,456	623,609
2.000%, Due 3/1/2051	691,509	547,035
2.000%, Due 4/1/2051	867,928	682,854
3.000%, Due 5/1/2051	314,153	271,081
3.000%, Due 6/1/2051	125,683	107,845
3.500%, Due 6/1/2051	362,501	322,507
2.000%, Due 7/1/2051	1,236,490	971,175
3.500%, Due 7/1/2051	642,640	574,990
2.500%, Due 8/1/2051	521,495	429,339

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 14.25% (continued)
Federal National Mortgage Association, (continued)
2.500%, Due 10/1/2051	$334,563	$277,163
2.500%, Due 11/1/2051	368,284	302,469
3.000%, Due 11/1/2051	455,087	388,216
3.000%, Due 12/1/2051	615,408	526,408
2.000%, Due 1/1/2052	1,271,715	1,002,954
2.500%, Due 2/1/2052	1,373,615	1,131,694
3.500%, Due 5/1/2052	380,697	337,542
4.000%, Due 5/1/2052	341,506	313,777
4.000%, Due 6/1/2052	697,465	638,869
5.000%, Due 6/1/2052	739,496	722,504
4.500%, Due 10/1/2052	487,161	460,540
5.000%, Due 12/1/2052	347,290	336,618
5.000%, Due 4/1/2053	279,601	271,790
4.500%, Due 6/1/2053	720,750	685,381
5.000%, Due 6/1/2053	338,208	329,987
5.500%, Due 7/1/2053	716,821	713,695
5.500%, Due 10/1/2053	750,550	742,150
6.000%, Due 1/1/2054	836,196	847,734
5.500%, Due 2/1/2054	788,424	783,477
6.500%, Due 6/1/2054	105,086	108,897
5.500%, Due 11/1/2054	908,529	898,823
6.000%, Due 1/1/2055	3,016,583	3,037,404

		24,692,953

Government National Mortgage Association,
5.000%, Due 10/15/2039	38,952	38,912
3.500%, Due 9/15/2041	86,239	79,225
3.500%, Due 8/20/2047	30,268	27,368
3.500%, Due 10/20/2047	35,543	32,077
4.000%, Due 12/20/2047	67,501	62,939
4.000%, Due 1/20/2048	62,699	58,405
5.000%, Due 1/20/2050	96,056	94,631
4.500%, Due 2/20/2050	65,200	62,442
5.000%, Due 2/20/2050	32,615	32,186
2.500%, Due 4/20/2050	446,463	374,980
2.500%, Due 6/20/2051	444,319	371,862
3.000%, Due 6/20/2051	639,354	556,748
2.500%, Due 7/20/2051	570,796	477,334
3.000%, Due 8/20/2051	358,777	316,211
2.500%, Due 11/20/2051	267,298	223,531
3.000%, Due 12/20/2051	699,572	608,786
3.500%, Due 1/20/2052	267,863	239,850
4.000%, Due 3/20/2052	510,005	469,269
5.000%, Due 4/20/2053	718,092	698,573
3.000%, Due 5/20/2053	242,704	211,983
3.000%, Due 6/20/2053	661,655	575,790
5.500%, Due 7/20/2053	695,756	691,820
6.000%, Due 10/20/2053	2,154,996	2,181,353
6.000%, Due 11/20/2053	3,638,670	3,682,357
6.000%, Due 12/20/2053	2,309,736	2,336,562
6.000%, Due 4/20/2054	1,719,920	1,735,517
6.000%, Due 5/20/2054	3,203,770	3,235,209
6.000%, Due 6/20/2054	1,818,040	1,834,527
6.000%, Due 7/20/2054	3,827,848	3,862,561
6.000%, Due 8/20/2054	3,869,335	3,904,424
6.000%, Due 9/20/2054	4,093,786	4,130,910
6.000%, Due 10/20/2054	3,044,852	3,072,757
6.000%, Due 11/20/2054	2,050,352	2,069,143
6.000%, Due 12/20/2054	1,816,728	1,833,431

		40,183,673

Total U.S. Agency Mortgage-Backed Obligations (Cost $82,908,889)		79,439,388

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 12.08%
U.S. Treasury Bonds,
3.000%, Due 8/15/2052	$24,020,000	$17,206,201
4.625%, Due 5/15/2054	370,000	358,438

		17,564,639

U.S. Treasury Floating Rate Notes,
4.410%, Due 10/31/2025, (3 mo. Treasury money market yield + 0.170%)F	3,740,000	3,743,709
4.390%, Due 4/30/2026, (3 mo. Treasury money market yield + 0.150%)F	13,770,000	13,779,354
4.445%, Due 10/31/2026, (3 mo. Treasury money market yield + 0.205%)F	12,040,000	12,061,467

		29,584,530

U.S. Treasury Notes,
1.500%, Due 2/15/2025	7,615,000	7,607,934
4.875%, Due 4/30/2026	1,575,000	1,586,382
4.625%, Due 4/30/2029	2,365,000	2,389,204
4.625%, Due 4/30/2031	2,765,000	2,791,030
4.375%, Due 5/15/2034	1,930,000	1,903,161
3.875%, Due 8/15/2034	4,160,000	3,940,300

		20,218,011

Total U.S. Treasury Obligations (Cost $68,449,447)		67,367,180

	Shares
FOREIGN COMMON STOCKS - 19.76%
Communication Services - 1.31%
Diversified Telecommunication Services - 0.36%
Orange SA	106,717	1,148,598
Singapore Telecommunications Ltd.	230,300	564,311
Telkom Indonesia Persero Tbk. PT, ADRB	18,825	301,577

		2,014,486

Entertainment - 0.56%
Sea Ltd., ADRA	19,370	2,359,072
Universal Music Group NV	27,184	759,727

		3,118,799

Interactive Media & Services - 0.25%
Autohome, Inc., ADR	13,950	390,879
Tencent Holdings Ltd.	19,700	1,014,340

		1,405,219

Media - 0.14%
WPP PLC, ADRB	16,600	788,168

Total Communication Services		7,326,672

Consumer Discretionary - 3.97%
Automobile Components - 1.04%
Aptiv PLCA	34,757	2,169,532
Cie Generale des Etablissements Michelin SCA, ADR	67,522	1,170,156
Continental AG	13,727	979,455
Magna International, Inc.	37,300	1,479,691

		5,798,834

Automobiles - 0.48%
Ferrari NV	4,670	2,018,285
Suzuki Motor Corp.	52,100	627,841

		2,646,126

Broadline Retail - 0.45%
Coupang, Inc.A	56,840	1,336,308
MercadoLibre, Inc.A	610	1,172,536

		2,508,844

Hotels, Restaurants & Leisure - 0.73%
Amadeus IT Group SA	11,555	851,089
Compass Group PLC	32,780	1,134,371
Galaxy Entertainment Group Ltd.	132,000	563,277
Meituan, Class BA E	78,800	1,498,756

		4,047,493

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 19.76% (continued)
Consumer Discretionary - 3.97% (continued)
Household Durables - 0.38%
Sony Group Corp., ADR	96,900	$2,132,769

Leisure Products - 0.11%
Bandai Namco Holdings, Inc.	25,200	627,339

Specialty Retail - 0.30%
JD Sports Fashion PLC	258,244	285,359
Nitori Holdings Co. Ltd.	6,000	702,924
Zalando SEA E	18,795	704,656

		1,692,939

Textiles, Apparel & Luxury Goods - 0.48%
Cie Financiere Richemont SA, Class A	2,528	491,583
Gildan Activewear, Inc.	16,439	847,768
Li Ning Co. Ltd.	408,000	838,840
Puma SE	15,013	473,620

		2,651,811

Total Consumer Discretionary		22,106,155

Consumer Staples - 0.89%
Beverages - 0.33%
Anheuser-Busch InBev SA, ADR	12,800	629,504
Arca Continental SAB de CV	56,100	511,078
Fomento Economico Mexicano SAB de CVH	53,100	451,793
Pernod Ricard SA	2,120	242,362

		1,834,737

Consumer Staples Distribution & Retail - 0.10%
MatsukiyoCocokara & Co.	38,300	568,345

Food Products - 0.10%
Toyo Suisan Kaisha Ltd.	9,000	583,191

Personal Products - 0.36%
Unilever PLC, ADR	18,700	1,073,006
Unilever PLC	15,756	904,901

		1,977,907

Total Consumer Staples		4,964,180

Energy - 1.20%
Oil, Gas & Consumable Fuels - 1.20%
Canadian Natural Resources Ltd.	27,560	837,220
Cenovus Energy, Inc.	27,700	400,819
Enbridge, Inc.	57,110	2,469,437
Reliance Industries Ltd., GDRE	8,573	503,235
Suncor Energy, Inc.	24,748	928,550
TotalEnergies SE, ADR	26,800	1,555,204

		6,694,465

Total Energy		6,694,465

Financials - 2.98%
Banks - 1.92%
Bank Mandiri Persero Tbk. PT	1,390,900	514,121
Bank of Nova Scotia	23,216	1,187,963
Bankinter SA	70,875	605,264
Grupo Financiero Banorte SAB de CV, Class O	87,800	609,456
ICICI Bank Ltd., ADR	62,698	1,797,552
KBC Group NV	7,364	567,914
Mitsubishi UFJ Financial Group, Inc., ADRB	120,650	1,521,396
Mizuho Financial Group, Inc.	33,600	933,075
NU Holdings Ltd., Class AA	84,210	1,114,940
Piraeus Financial Holdings SA	218,562	993,332
Resona Holdings, Inc.	20,900	156,074

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 19.76% (continued)
Financials - 2.98% (continued)
Banks - 1.92% (continued)
UniCredit SpA	15,099	$695,782

		10,696,869

Capital Markets - 0.67%
3i Group PLC	52,078	2,520,871
UBS Group AG	33,870	1,202,696

		3,723,567

Financial Services - 0.26%
Adyen NVA E	890	1,449,560

Insurance - 0.13%
AIA Group Ltd.	106,800	743,580

Total Financials		16,613,576

Health Care - 1.18%
Health Care Equipment & Supplies - 0.17%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	11,300	361,498
Siemens Healthineers AGE	10,141	578,195

		939,693

Pharmaceuticals - 1.01%
AstraZeneca PLC	12,800	1,800,374
Merck KGaA	7,588	1,152,431
Novo Nordisk AS, Class B	25,620	2,162,988
Otsuka Holdings Co. Ltd.	9,700	508,844

		5,624,637

Total Health Care		6,564,330

Industrials - 3.97%
Aerospace & Defense - 1.16%
BAE Systems PLC	83,630	1,269,200
Rolls-Royce Holdings PLCA	226,900	1,704,879
Safran SA	9,200	2,289,626
Thales SA	7,488	1,212,593

		6,476,298

Building Products - 0.08%
Cie de Saint-Gobain SA	4,655	437,420

Electrical Equipment - 0.80%
ABB Ltd.	17,132	939,603
Contemporary Amperex Technology Co. Ltd., Class A	14,795	523,407
Legrand SA	5,988	614,238
Siemens Energy AGA	33,230	1,993,907
Sungrow Power Supply Co. Ltd., Class A	37,191	369,117

		4,440,272

Ground Transportation - 0.28%
Canadian Pacific Kansas City Ltd.	19,930	1,586,428

Industrial Conglomerates - 0.15%
Siemens AG	3,822	822,528

Machinery - 0.54%
Mitsubishi Heavy Industries Ltd.	108,800	1,610,657
Sandvik ABB	27,888	578,495
Techtronic Industries Co. Ltd.	62,000	832,300

		3,021,452

Passenger Airlines - 0.07%
Ryanair Holdings PLC, ADR	8,454	394,717

Professional Services - 0.65%
Bureau Veritas SA	52,963	1,656,007

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 19.76% (continued)
Industrials - 3.97% (continued)
Professional Services - 0.65% (continued)
RELX PLC	39,666	$1,979,570

		3,635,577

Trading Companies & Distributors - 0.24%
Brenntag SE	12,156	766,474
RS Group PLC	67,493	544,368

		1,310,842

Total Industrials		22,125,534

Information Technology - 3.63%
Communications Equipment - 0.43%
Telefonaktiebolaget LM Ericsson, ADR	324,340	2,429,306

Electronic Equipment, Instruments & Components - 0.40%
Hexagon AB, Class BB	60,333	705,204
Shimadzu Corp.	25,400	740,243
TE Connectivity PLC	5,300	784,241

		2,229,688

IT Services - 0.44%
Capgemini SE	3,520	642,508
NEC Corp.	11,200	1,121,119
Wix.com Ltd.A	2,882	688,481

		2,452,108

Semiconductors & Semiconductor Equipment - 1.79%
ASM International NV	1,800	1,058,771
ASML Holding NV	2,500	1,857,303
Kokusai Electric Corp.B	47,300	743,833
Renesas Electronics Corp.A	25,791	350,460
SK Hynix, Inc.	4,960	679,994
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,720	2,871,870
Taiwan Semiconductor Manufacturing Co. Ltd.	70,000	2,427,585

		9,989,816

Software - 0.45%
SAP SE	8,150	2,270,117
TOTVS SA	37,300	217,390

		2,487,507

Technology Hardware, Storage & Peripherals - 0.12%
Samsung Electronics Co. Ltd.	18,261	658,552

Total Information Technology		20,246,977

Materials - 0.42%
Chemicals - 0.33%
Air Liquide SA	2,381	416,450
Croda International PLC	17,450	723,516
Nippon Sanso Holdings Corp.	24,400	694,581

		1,834,547

Metals & Mining - 0.09%
Rio Tinto PLC	8,678	526,264

Total Materials		2,360,811

Utilities - 0.21%
Electric Utilities - 0.11%
Fortum OYJ	41,918	608,801

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 19.76% (continued)
Utilities - 0.21% (continued)
Multi-Utilities - 0.10%
Engie SA	33,164	$547,545

Total Utilities		1,156,346

Total Foreign Common Stocks (Cost $89,151,400)		110,159,046

FOREIGN PREFERRED STOCKS - 0.29%
Consumer Staples - 0.12%
Household Products - 0.12%
Henkel AG & Co. KGaA, 2.202%I J	7,617	665,496

Financials - 0.17%
Banks - 0.17%
Itau Unibanco Holding SA, 7.138%I J	163,400	945,330

Total Foreign Preferred Stocks (Cost $1,368,361)		1,610,826

SHORT-TERM INVESTMENTS - 2.21% (Cost $12,333,367)
Investment Companies - 2.21%
American Beacon U.S. Government Money Market Select Fund, 4.23%K L	12,333,367	12,333,367

SECURITIES LENDING COLLATERAL - 0.19% (Cost $1,037,141)
Investment Companies - 0.19%
American Beacon U.S. Government Money Market Select Fund, 4.23%K L	1,037,141	1,037,141

TOTAL INVESTMENTS - 99.80% (Cost $471,219,044)		556,413,821
OTHER ASSETS, NET OF LIABILITIES - 0.20%		1,136,081

TOTAL NET ASSETS - 100.00%		$557,549,902

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at January 31, 2025.
C	Value was determined using significant unobservable inputs.
D

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $95,149 or 0.02% of net assets.

E

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $14,674,518 or 2.63% of net assets. The Fund has no right to demand registration of these securities.

F

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2025.

G	Perpetual maturity. The date shown, if any, is the next call date.
H	Unit - Usually consists of one common stock and/or rights and warrants.
I	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
J	A type of Preferred Stock that has no maturity date.
K	The Fund is affiliated by having the same investment advisor.
L	7-day yield.

ADR - American Depositary Receipt.

BDC - Business Development Company.

CMT - Constant Maturity Treasury.

GDR - Global Depositary Receipt.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

Long Futures Contracts Open on January 31, 2025:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	19	March 2025	$5,804,848	$5,763,888	$(40,960)
ICE U.S. mini MSCI EAFE Index Futures	17	March 2025	1,997,524	2,014,925	17,401
ICE U.S. MSCI Emerging Markets Index Futures	16	March 2025	872,052	872,320	268

			$8,674,424	$8,651,133	$(23,291)

Glossary:

Index Abbreviations:

MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.
ICE	Intercontinental Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2025, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$242,068,678	$—	$95,149	$242,163,827
Corporate Obligations	—	22,019,596	—	22,019,596
Foreign Corporate Obligations	—	10,821,560	—	10,821,560
Foreign Sovereign Obligations	—	2,531,209	—	2,531,209
Asset-Backed Obligations	—	5,759,909	—	5,759,909
Commercial Mortgage-Backed Obligations	—	1,170,772	—	1,170,772
U.S. Agency Mortgage-Backed Obligations	—	79,439,388	—	79,439,388
U.S. Treasury Obligations	—	67,367,180	—	67,367,180
Foreign Common Stocks	110,159,046	—	—	110,159,046
Foreign Preferred Stocks	1,610,826	—	—	1,610,826
Short-Term Investments	12,333,367	—	—	12,333,367
Securities Lending Collateral	1,037,141	—	—	1,037,141

Total Investments in Securities - Assets	$367,209,058	$189,109,614	$95,149	$556,413,821

Financial Derivative Instruments - Assets
Futures Contracts	$17,669	$—	$—	$17,669

Total Financial Derivative Instruments - Assets	$17,669	$—	$—	$17,669

Financial Derivative Instruments - Liabilities
Futures Contracts	$(40,960)	$—	$—	$(40,960)

Total Financial Derivative Instruments - Liabilities	$(40,960)	$—	$—	$(40,960)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2025, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2024	Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 1/31/2025	Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$—	$95,149	$—	$—	$—	$—	$—	$—	$95,149	$—

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2025 (Unaudited)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

For the period ended January 31, 2025, one common stock was fair valued at $95,149 by the Fair Value Committee.

See accompanying notes

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

January 31, 2025 (Unaudited)

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

January 31, 2025 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

January 31, 2025 (Unaudited)

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated the Manager as responsible for monitoring significant events that may materially affect the fair values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When the Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.